Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,802	$ 8,973
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	9,894	7,735
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 908	$ 1,238